Expense Example, No Redemption {- Franklin New York Tax-Free Income Fund} - Franklin New York Tax-Free Income Fund-19 - Franklin New York Tax-Free Income Fund - Class C	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 120
3 Years	375
5 Years	649
10 Years	$ 1,432